RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Available for Sale and Balance Sheet Presentation (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CAD GWh Bcf MMBbls	Dec. 31, 2015 CAD GWh Bcf	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	CAD 509	CAD 610
Gross Derivative Instruments Presented on the Balance Sheet	(937)	(1,551)
Total trading activity
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	480	456
Gross Derivative Instruments Presented on the Balance Sheet	(486)	(630)
Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	12	57
Gross Derivative Instruments Presented on the Balance Sheet	(1)	(145)
Fair Value Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	1	3
Gross Derivative Instruments Presented on the Balance Sheet	(2)	(2)
Net Investment Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	16	94
Gross Derivative Instruments Presented on the Balance Sheet	(448)	(774)
Commodities | Power
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	479	509
Gross Derivative Instruments Presented on the Balance Sheet	CAD (448)	CAD (717)
Commodities | Power | Not designated as hedging instrument | Purchases
Derivatives, Fair Value [Line Items]
Power (in GWH) | GWh	86,887	70,331
Commodities | Power | Not designated as hedging instrument | Sales
Derivatives, Fair Value [Line Items]
Power (in GWH) | GWh	58,561	54,382
Commodities | Natural Gas | Not designated as hedging instrument | Purchases
Derivatives, Fair Value [Line Items]
Natural gas (in BCF) | Bcf	182	133
Commodities | Natural Gas | Not designated as hedging instrument | Sales
Derivatives, Fair Value [Line Items]
Natural gas (in BCF) | Bcf	147	70
Commodities | Liquids | Not designated as hedging instrument | Purchases
Derivatives, Fair Value [Line Items]
Natural gas (in BCF) | MMBbls	6
Commodities | Liquids | Not designated as hedging instrument | Sales
Derivatives, Fair Value [Line Items]
Natural gas (in BCF) | MMBbls	6
Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	CAD 26	CAD 96
Gross Derivative Instruments Presented on the Balance Sheet	(486)	(828)
Notional or Principal Amount | $			$ 2,394	$ 1,476
Interest rate
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	4	5
Gross Derivative Instruments Presented on the Balance Sheet	(3)	(6)
Notional or Principal Amount | $			$ 1,550	$ 1,100
Other current assets
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	376	442
Other current assets | Total trading activity
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	362	330
Other current assets | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	7	46
Other current assets | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	1	1
Other current assets | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	6	65
Other current assets | Commodities
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	357	372
Other current assets | Commodities | Commodities
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	351	326
Other current assets | Commodities | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	6	46
Other current assets | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	16	67
Other current assets | Foreign exchange | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	10	2
Other current assets | Foreign exchange | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	6	65
Other current assets | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	3	3
Other current assets | Interest rate | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	1	2
Other current assets | Interest rate | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	1
Other current assets | Interest rate | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	1	1
Intangible and other assets
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	133	168
Intangible and other assets | Total trading activity
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	118	126
Intangible and other assets | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	5	11
Intangible and other assets | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:		2
Intangible and other assets | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	10	29
Intangible and other assets | Commodities
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	122	137
Intangible and other assets | Commodities | Commodities
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	118	126
Intangible and other assets | Commodities | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	4	11
Intangible and other assets | Commodities | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	0
Intangible and other assets | Commodities | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	0
Intangible and other assets | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	10	29
Intangible and other assets | Foreign exchange | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	0
Intangible and other assets | Foreign exchange | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	0
Intangible and other assets | Foreign exchange | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	0
Intangible and other assets | Foreign exchange | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	10	29
Intangible and other assets | Interest rate
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	1	2
Intangible and other assets | Interest rate | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	1
Intangible and other assets | Interest rate | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:		2
Intangible and other assets | Interest rate | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Derivative Instrument Assets:	0
Accounts payable and other
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(607)	(926)
Accounts payable and other | Total trading activity
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(368)	(499)
Accounts payable and other | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(1)	(113)
Accounts payable and other | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(1)	(1)
Accounts payable and other | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(237)	(313)
Accounts payable and other | Commodities
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(330)	(555)
Accounts payable and other | Commodities | Commodities
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(330)	(443)
Accounts payable and other | Commodities | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet		(112)
Accounts payable and other | Commodities | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	0
Accounts payable and other | Commodities | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	0
Accounts payable and other | Foreign exchange
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(275)	(367)
Accounts payable and other | Foreign exchange | Foreign exchange
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(38)	(54)
Accounts payable and other | Foreign exchange | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	0
Accounts payable and other | Foreign exchange | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	0
Accounts payable and other | Foreign exchange | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(237)	(313)
Accounts payable and other | Interest rate
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(2)	(4)
Accounts payable and other | Interest rate | Interest rate
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet		(2)
Accounts payable and other | Interest rate | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(1)	(1)
Accounts payable and other | Interest rate | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(1)	(1)
Accounts payable and other | Interest rate | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	0
Other long-term liabilities
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(330)	(625)
Other long-term liabilities | Total trading activity
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(118)	(131)
Other long-term liabilities | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet		(32)
Other long-term liabilities | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(1)	(1)
Other long-term liabilities | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(211)	(461)
Other long-term liabilities | Commodities
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(118)	(162)
Other long-term liabilities | Commodities | Commodities
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(118)	(131)
Other long-term liabilities | Commodities | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet		(31)
Other long-term liabilities | Commodities | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	0
Other long-term liabilities | Commodities | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	0
Other long-term liabilities | Foreign exchange
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(211)	(461)
Other long-term liabilities | Foreign exchange | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	0
Other long-term liabilities | Foreign exchange | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	0
Other long-term liabilities | Foreign exchange | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(211)	(461)
Other long-term liabilities | Interest rate
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(1)	(2)
Other long-term liabilities | Interest rate | Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	0	(1)
Other long-term liabilities | Interest rate | Fair Value Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	(1)	(1)
Other long-term liabilities | Interest rate | Net Investment Hedges
Derivatives, Fair Value [Line Items]
Gross Derivative Instruments Presented on the Balance Sheet	0
LMCI Restricted Investments
Derivatives, Fair Value [Line Items]
Net unrealized losses for the year ended December 31	(28)	0
Other Restricted Investments
Derivatives, Fair Value [Line Items]
Net unrealized losses for the year ended December 31	(1)	0
Fixed income securities | LMCI Restricted Investments
Derivatives, Fair Value [Line Items]
Fixed income securities (maturing within 5-10 years)	9
Fixed income securities (maturing after 10 years)	513	261
Fixed income securities	522	261
Fixed income securities | Other Restricted Investments
Derivatives, Fair Value [Line Items]
Fixed income securities (maturing within 1 year)	19	26
Fixed income securities (maturing within 1-5 years)	117	64
Fixed income securities	CAD 136	CAD 90